Fair Value Option - Changes in Fair Value of the Loans and Long-Term Debt and the Location of the Changes (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment and other income | Loans Receivable
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in the fair value	[1]	$ 3	$ 0	$ 0
Foreign exchange and other trading revenue | Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in the fair value	[1]	$ (12)	$ (26)	$ 24

[1]	(a)The changes in fair value of the loans and long-term debt are approximately offset by economic hedges included in foreign exchange and other trading revenue.